Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 – RELATED PARTY TRANSACTIONS

The Company borrowed ￦141,216 thousand from Ung Gyu Kim, President, at February 25, 2018 with the maturity of June 25, 2020. The borrowings bear an interest at 4.60 % per annum. At March 31, 2019 and December 31, 2018, the balance for the borrowings was ￦71,279 thousand and ￦45,980, respectively.

NOTE 13 – RELATED PARTY TRANSACTIONS

As of December 31, 2018 and 2017, the Company loaned nil and ￦290,812 thousand, respectively to the Company’s officers and employees. The loans receivable bear an interest of 4.6% and are redeemable on demand.

The Company borrowed ￦53,000 thousand from Min Sik Park, Senior Vice President, at December 31, 2015 with the maturity of December 30, 2018. The borrowings bear an interest at 9.50 % per annum. At December 31, 2018 and 2017, the balance for the borrowings was nil and ￦18,895 thousand, respectively.

The Company borrowed ￦237,740 thousand from Ung Gyu Kim, President, at February 26, 2018 with the maturity of February 25, 2019. The borrowings bear an interest at 4.60 % per annum. At December 31, 2018 and 2017, the balance for the borrowings was ￦45,980 thousand and nil, respectively.